Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 45,147,352
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,059
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	21,893,348
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	23,163,698
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 75,247